Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

($ millions)	2023	2022
Balance, beginning of year	12,464	11,720
Disposition of Aitken Creek (Note 21)	(27)	—
Foreign currency translation impacts (1)	(253)	744
Balance, end of year	12,184	12,464
(1)    Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, Caribbean Utilities and FortisTCI, whose functional currency is the U.S. dollar